Deferred tax assets and liabilities - Activity in deferred tax asset (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	$ 1,558	$ 1,580
Gross, deferred tax liabilities, beginning balance	(1,861)	(1,934)
Net, deferred tax asset (liabilities), beginning balance	(303)	(354)
(Charged)/credited to income	6	96
Credited to equity	25	7
(Charged)/credited to other comprehensive income	(3)	(41)
Impact of business combinations	(208)	(11)
Gross deferred tax assets, ending balance	1,544	1,558
Gross, deferred tax liabilities, ending balance	(2,027)	(1,861)
Net, deferred tax asset (liabilities), ending balance	(483)	(303)
Property, plant & equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	34	39
Gross, deferred tax liabilities, beginning balance	(332)	(337)
Net, deferred tax asset (liabilities), beginning balance	(298)	(298)
(Charged)/credited to income	(18)	(1)
Credited to equity	0	0
(Charged)/credited to other comprehensive income	(4)	1
Impact of business combinations	0	0
Gross deferred tax assets, ending balance	39	34
Gross, deferred tax liabilities, ending balance	(359)	(332)
Net, deferred tax asset (liabilities), ending balance	(320)	(298)
Intangible assets and deductible goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	246	267
Gross, deferred tax liabilities, beginning balance	(1,318)	(1,417)
Net, deferred tax asset (liabilities), beginning balance	(1,072)	(1,150)
(Charged)/credited to income	93	95
Credited to equity	0	0
(Charged)/credited to other comprehensive income	(1)	0
Impact of business combinations	(257)	(17)
Gross deferred tax assets, ending balance	229	246
Gross, deferred tax liabilities, ending balance	(1,466)	(1,318)
Net, deferred tax asset (liabilities), ending balance	(1,237)	(1,072)
Pensions and other benefit obligations of associates
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	80	85
Gross, deferred tax liabilities, beginning balance	0	0
Net, deferred tax asset (liabilities), beginning balance	80	85
(Charged)/credited to income	2	2
Credited to equity	0	0
(Charged)/credited to other comprehensive income	(1)	(7)
Impact of business combinations	0	0
Gross deferred tax assets, ending balance	81	80
Gross, deferred tax liabilities, ending balance	0	0
Net, deferred tax asset (liabilities), ending balance	81	80
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	384	377
Gross, deferred tax liabilities, beginning balance	(33)	(30)
Net, deferred tax asset (liabilities), beginning balance	351	347
(Charged)/credited to income	21	11
Credited to equity	0	0
(Charged)/credited to other comprehensive income	2	(7)
Impact of business combinations	0	0
Gross deferred tax assets, ending balance	410	384
Gross, deferred tax liabilities, ending balance	(36)	(33)
Net, deferred tax asset (liabilities), ending balance	374	351
Tax loss carry-forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	187	194
Gross, deferred tax liabilities, beginning balance	0	0
Net, deferred tax asset (liabilities), beginning balance	187	194
(Charged)/credited to income	(24)	(15)
Credited to equity	3	2
(Charged)/credited to other comprehensive income	1	0
Impact of business combinations	34	6
Gross deferred tax assets, ending balance	201	187
Gross, deferred tax liabilities, ending balance	0	0
Net, deferred tax asset (liabilities), ending balance	201	187
Other assets, provisions and accruals
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	627	618
Gross, deferred tax liabilities, beginning balance	(178)	(150)
Net, deferred tax asset (liabilities), beginning balance	449	468
(Charged)/credited to income	(68)	4
Credited to equity	22	5
(Charged)/credited to other comprehensive income	0	(28)
Impact of business combinations	15	0
Gross deferred tax assets, ending balance	584	627
Gross, deferred tax liabilities, ending balance	(166)	(178)
Net, deferred tax asset (liabilities), ending balance	$ 418	$ 449